Investment Properties - Summary of Investment Properties, Fair Value (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure of detailed information about investment property [line items]
Fair value	$ 20,169,116	$ 658,691	$ 21,729,092	$ 22,144,787
Fair value [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about investment property [line items]
Fair value	$ 34,789,532	$ 1,136,170	$ 36,869,289